Events after the reporting period	6 Months Ended
Dec. 31, 2024
Events after the reporting period [Abstract]
Events after the reporting period
Note 18. Events after the reporting period

After the end of the financial period, on 20 January 2025, ioneer announced the signing of a US$996 million loan from the U.S. Department of Energy (DOE) Loan Programs Office (LPO) under the Advanced Technology Vehicles Manufacturing (ATVM) program to support the development of an on-site processing facility at the Rhyolite Ridge Lithium-Boron Project in Esmeralda County, Nevada.